UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2017

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 179.4%
Equity Investments(1) — 179.4%
Midstream MLP(2) — 154.2%
Andeavor Logistics LP	696	$34,616
Antero Midstream Partners LP	1,255	42,366
Arc Logistics Partners LP	1,755	29,184
Buckeye Partners, L.P.	2,875	164,448
Cheniere Energy Partners, L.P.	494	13,671
Crestwood Equity Partners LP	1,363	34,004
DCP Midstream, LP	5,010	160,878
Dominion Midstream Partners, LP — Convertible Preferred Units(3)(4)(5)	525	16,044
Enbridge Energy Management, L.L.C.(6)	2,406	34,675
Enbridge Energy Partners, L.P.	2,639	40,193
Energy Transfer Partners, L.P.	19,879	377,909
EnLink Midstream Partners, LP	4,120	66,866
Enterprise Products Partners L.P.(7)	19,680	513,062
EQT Midstream Partners, LP	654	49,925
Global Partners LP	768	13,294
Magellan Midstream Partners, L.P.	1,930	130,032
MPLX LP	4,753	163,131
MPLX LP — Convertible Preferred Units(3)(4)(8)	2,255	86,652
NGL Energy Partners LP	1,104	9,882
Noble Midstream Partners LP	278	13,405
NuStar Energy L.P.	651	26,351
Phillips 66 Partners LP	533	25,488
Plains All American Pipeline, L.P.(9)	8,962	194,111
Plains GP Holdings, L.P. — Plains AAP, L.P.(4)(9)(10)	1,278	28,719
Shell Midstream Partners, L.P.	977	27,028
Spectra Energy Partners, LP	1,357	60,174
Sprague Resources LP	713	18,353
Summit Midstream Partners, LP	1,907	40,149
Tallgrass Energy Partners, LP	1,469	69,421
TC PipeLines, LP	706	37,129
Western Gas Partners, LP	3,841	196,205
Williams Partners L.P.	8,421	331,792

		3,049,157

Midstream Company — 20.7%
Kinder Morgan, Inc.	1,105	21,350
ONEOK, Inc.	4,433	240,089
Tallgrass Energy GP, LP	309	8,303
Targa Resources Corp.	3,137	139,801

		409,543

Shipping MLP — 3.4%
Capital Product Partners L.P. — Class B Units(3)(4)(11)	3,030	23,121
Dynagas LNG Partners LP	433	6,080
GasLog Partners LP	150	3,409
Golar LNG Partners LP	1,344	29,544

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Shipping MLP (continued)
Höegh LNG Partners LP	221	$4,081

		66,235

General Partner MLP — 0.8%
Energy Transfer Equity, L.P.	927	16,107

Upstream MLP — 0.3%
Viper Energy Partners LP	375	6,338

Other
Clearwater Trust(3)(4)(9)(12)	N/A	30

Total Long-Term Investments (Cost — $2,800,917)		3,547,410

Short-Term Investment — 1.9%
Money Market Fund — 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Capital Shares, 0.89%(13) (Cost — $37,705)	37,705	37,705

Total Investments — United States — 181.3% (Cost — $2,838,622)		3,585,115

Debt		(747,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(292,000)
Deferred Income Tax Liability		(554,589)
Current Income Tax Liability		(6,218)
Other Liabilities in Excess of Other Assets		(8,137)

Net Assets Applicable to Common Stockholders		$1,977,171

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies.

(3)	Fair valued security.

(4)	The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2017, the aggregate value of restricted securities held by the Company was $154,566 (4.3% of total assets), which included $28,719 of Level 2 securities and $125,847 of Level 3 securities.

(5)	On December 1, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“DM Convertible Preferred Units”) from Dominion Midstream Partners, LP (“DM”). The DM Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.3135 per unit for the first two years and thereafter will pay the higher of (a) $0.3135 per unit or (b) the distribution that the DM Convertible Preferred Units would receive on an as converted basis. For the first two years, the distribution may be paid, at DM’s option, in cash or in units. After two years, the distribution will be paid in cash. The DM Convertible Preferred Units are subject to a lock-up agreement through December 1, 2017. Holders of the DM Convertible Preferred Units may convert on a one-for-one basis to DM common units any time after December 1, 2018.

(6)	Dividends are paid-in-kind.

(7)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(8)

On May 13, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) from MPLX LP (“MPLX”). The MPLX Convertible Preferred Units are senior to the common units in terms

KAYNE ANDERSON MLP INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

(amounts in 000’s)

(UNAUDITED)

of liquidation preference and priority of distributions and pay a quarterly distribution of $0.528125 per unit for the first two years and thereafter will pay the higher of (a) $0.528125 per unit or (b) the distribution that the MPLX Convertible Preferred Units would receive on an as converted basis. Holders of the MPLX Convertible Preferred Units may convert on a one-for-one basis to MPLX common units any time after May 13, 2019.

(9)	The Company believes that it is an affiliate of Clearwater Trust, Plains AAP, L.P. (“PAGP-AAP”), and Plains All American Pipeline, L.P. (“PAA”).

(10)	The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2017, the Company’s PAGP-AAP investment is valued at PAGP’s closing price.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the third quarter.

(12)	The Company owns an interest in the Creditors Trust of Miller Bros. Coal, LLC (“Clearwater Trust”) consisting of a coal royalty interest and certain other assets.

(13)	The rate indicated is the current yield as of August 31, 2017.

From time to time, the Company’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2017, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Plains GP Holdings, L.P.— Plains AAP, L.P.	(2)	(3)	1,278	$6,859	$28,719	$22.48	1.4%	0.8%

Level 3 Investments(4)
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,030	$17,283	$23,121	$7.63	1.2%	0.6%
Clearwater Trust
Trust Interest	(6)	(7)	N/A	2,639	30	N/A	—	—
Dominion Midstream Partners, LP
Convertible Preferred Units	12/1/16	(5)	525	13,883	16,044	30.54	0.8	0.5
MPLX LP
Convertible Preferred Units	5/13/16	(5)	2,255	72,217	86,652	38.42	4.4	2.4

Total				$106,022	$125,847		6.4%	3.5%

Total of all restricted investments				$112,881	$154,566		7.8%	4.3%

(1)	The Company values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of August 31, 2017, the Company’s PAGP-AAP investment is valued at PAGP’s closing price.

(2)	Security was acquired at various dates in prior fiscal years.

(3)	The Company’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Company’s option. Upon exchange, the PAGP shares or the PAA units will be freely tradable.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	The Company holds an interest in the Clearwater Trust consisting primarily of a coal royalty interest.

(7)	Unregistered security of a private trust.

At August 31, 2017, the cost basis of investments for federal income tax purposes was $2,049,696. At August 31, 2017, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,594,363
Gross unrealized depreciation	(58,944)

Net unrealized appreciation	$1,535,419

The cost basis for federal income tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2017, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$3,547,410	$3,392,844	$28,719	(1)	$125,847
Short-term investments	37,705	37,705	—		—

Total assets at fair value	$3,585,115	$3,430,549	$28,719		$125,847

(1)	The Company’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2017, the Company’s PAGP-AAP investment is valued at PAGP’s closing price. The Company categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2017. For the nine months ended August 31, 2017, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2017.

Equity Investments
Balance — November 30, 2016	$126,321
Purchases	13,868
Transfers out to Level 1 and 2	(20,143)
Realized gains (losses)	—
Unrealized gains (losses), net	5,801

Balance — August 31, 2017	$125,847

The purchase of $13,868 relates to the Company’s investments in Dominion Midstream Partners, LP convertible preferred units (December 2016).

The transfers out of $20,143 relate to the Company’s investments in Rice Midstream Partners LP that became marketable during the first quarter of 2017 and Western Gas Partners, LP convertible preferred units that were converted into common units during the first and second quarters of 2017. The Company utilizes the beginning of the reporting period method for determining transfer between levels.

The $5,801 of net unrealized gains relate to investments that were still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Company.

As of August 31, 2017, the Company did not have any derivative instruments outstanding.

The following table sets forth the effect of the Company’s derivative instruments on the Company’s operations:

		For the Nine Months Ended August 31, 2017
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$428	$157

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2017, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Securities of MLPs(1)	88.5%
Midstream Energy Companies	99.8%
Largest single issuer	14.5%
Restricted securities	4.4%

(1)	Securities of MLPs consist of energy-related partnerships and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in a MLP) and partnerships that elected to be taxed as a corporation for federal income tax purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 28, 2017 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: October 30, 2017

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: October 30, 2017